Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Operating expenses
Research and development	$ 4,152,642	$ 2,826,000	$ 2,858,566	$ 10,223,131	$ 6,376,000	$ 4,108,925
General and administrative	648,507	550,737	1,568,398	2,226,344	1,419,714	3,201,173
Total operating expenses	4,801,149	3,376,737	4,426,964	12,449,475	7,795,714	7,310,098
Loss from Operations	(4,801,149)	(3,376,737)	(4,426,964)	(12,449,475)	(7,795,714)	(7,310,098)
Loss before income taxes	(4,801,149)	(3,376,737)	(4,426,964)	(12,449,475)	(7,795,714)	(7,310,098)
Income taxes provision			(63)	(863)	(1,625)	(1,625)
Net loss	$ (4,801,149)	$ (3,376,737)	$ (4,427,027)	$ (12,450,338)	$ (7,797,339)	$ (7,311,723)
Net loss applicable to common stock per share, basic (in Dollars per share)	$ (0.13)	$ (0.09)	$ (0.12)	$ (0.34)	$ (0.22)	$ (0.27)
Net loss applicable to common stock per share, diluted (in Dollars per share)	$ (0.13)	$ (0.09)	$ (0.12)	$ (0.34)	$ (0.22)	$ (0.27)
Weighted average common stock outstanding, basic (in Shares)	37,096,024	36,208,477	36,515,688	36,486,627	36,189,317	27,103,964
Weighted average common stock outstanding, diluted (in Shares)	37,096,024	36,208,477	36,515,688	36,486,627	36,189,317	27,103,964